Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income

The following table shows changes in accumulated other comprehensive income (loss) (“AOCI”) by component for the years ended 2021, 2020 and 2019:

		Unrealized
	Cumulative	Gains/(Losses)
	Foreign	on
	Currency	Marketable
	Translation	Securities	Total
Balance as of December 31, 2018	$(133)	$(416)	$(549)
Other comprehensive (loss) income before reclassifications	(21)	374	353
Amounts reclassified from AOCI	—	(17)	(17)
Other comprehensive (loss) income	(21)	357	336
Balance as of December 31, 2019	(154)	(59)	(213)
Other comprehensive loss before reclassifications	(226)	(109)	(335)
Amounts reclassified from AOCI	—	223	223
Other comprehensive (loss) income	(226)	114	(112)
Balance as of December 31, 2020	(380)	55	(325)
Other comprehensive income before reclassifications	4	(1,813)	(1,809)
Amounts reclassified from AOCI	—	1,031	1,031
Other comprehensive (loss) income	4	(782)	(778)
Balance as of December 31, 2021	$(376)	$(727)	$(1,103)